Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these consolidated financial statements is the determination of the fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash and cash equivalents of $91,407 as of December 31, 2021.

Marketable Securities Held in Trust Account

Marketable Securities Held in Trust Account

At December 31, 2021, substantially all of the assets held in the Trust Account were held in money market funds which are invested primarily in U.S. Treasury securities. Interest income is recognized when earned. The Company’s portfolio of marketable securities is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act. Upon the closing of the Initial Public Offering and the Private Placement, $230 million was placed in the Trust Account and invested in money market funds that invest in U.S. government securities. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the consolidated balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in interest earned on marketable securities held in Trust Account in the accompanying consolidated statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information.

Class A Ordinary Shares Subject to Possible Redemption

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2021, Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ (deficit) equity section of the Company’s consolidated balance sheet.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid in capital and accumulated deficit.

At December 31, 2021, the Class A ordinary shares reflected in the consolidated balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	$(8,970,000)
Class A ordinary shares issuance costs	(12,593,930)
Plus:
Accretion of carrying value to redemption value – IPO	$21,563,930
Accretion of carrying value to redemption value	21,238
Class A ordinary shares subject to possible redemption	$230,021,238

Offering Costs

Offering Costs

Offering costs consist of legal, accounting, underwriting fees and other costs incurred through the consolidated balance sheet date that are directly related to the Initial Public Offering. Offering costs amounting to $13,114,249 were initially charged to shareholders’ (deficit) equity upon the completion of the Initial Public Offering, and $520,319 of the offering costs were related to the warrant liabilities and charged to the consolidated statements of operations. The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Offering

costs consist principally of professional and registration fees that are related to the IPO. Accordingly, on January 28, 2021, offering costs totaling $13,114,249 (consisting of $4,000,000 in underwriters’ discount, $8,650,000 in deferred underwriters’ discount, and $464,249 other offering expenses) have been allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis compared to total proceeds received. Offering costs associated with the Class A ordinary shares issued were initially charged to temporary equity and then accreted to ordinary shares subject to redemption upon the completion of the Initial Public Offering. Offering costs associated with warrant liabilities of $520,319 have been expensed and presented as non-operating expenses in the consolidated statements of operations and offering costs associated with the Class A ordinary shares have been charged to shareholders’ (deficit) equity.

Warrant Liabilities

Warrant Liabilities

The Company accounts for the Warrants in accordance with the guidance contained in ASC 815-40-15-7D and 7F, under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value in respect of each reporting period. This liability is subject to re-measurement at each consolidated balance sheet date until the Warrants are exercised, and any change in fair value is recognized in our consolidated statements of operations. The Private Placement Warrants and the Public Warrants for periods where no observable traded price was available are valued using a Monte Carlo simulation. The Private Placement Warrants are valued using a lattice model, specifically a binomial lattice model incorporating the Cox-Ross-Rubenstein methodology (see Note 9).

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s consolidated financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021 and 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the year ended December 31, 2021 and the period from September 3, 2020 (inception) through December 31, 2020.

Net Earnings per Share

Net Loss per Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings per Share”. Net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding for the period. Accretion associated with the redeemable shares of Class A ordinary shares is excluded from loss per share as the redemption value approximates fair value.

The calculation of diluted loss per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the dilutive warrants is contingent upon the occurrence of future events. Additionally, the private placement warrants are excluded from the calculation due to being not-in-the-money, therefore, anti-dilutive as of December 31, 2021. The warrants are exercisable to purchase 17,500,000 Class A ordinary shares in the aggregate. As of December 31, 2021 and 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted net loss per ordinary shares is the same as basic net loss per ordinary share for the periods presented.

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	Year Ended December 31, 2021		For the Period from September 3, 2020 (Inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(5,413,442)	$(1,451,139)	$—	$(5,000)
Denominator:
Basic and diluted weighted average shares outstanding	21,235,616	5,692,466	—	5,000,000
Basic and diluted net loss per ordinary share	$(0.25)	$(0.25)	$—	$—

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the consolidated balance sheets, primarily due to their short-term nature, except for warrant liabilities (see Note 9.)

Recent Accounting Standards

Recent Accounting Standards

In August 2020, the FASB issued ASU No. 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and it also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company is currently assessing the impact, if any, that ASU 2020-06 would have on its financial position, results of operations or cash flows.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying consolidated financial statements.

Blade Therapeutics, Inc. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements include those of the Company and its wholly-owned subsidiaries: Blade Therapeutics Pty Ltd. and Sabre Therapeutics LLC, after elimination of all intercompany balances and transactions. The financial statements of Blade Therapeutics Pty Ltd. use the Australian dollar (‘AUD’) as the functional currency as the majority of the funding of the entity as well as the majority of expense transactions are denominated in such currency. Gains and losses from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive loss.

The Company has prepared the accompanying consolidated financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements are presented in U.S. dollars.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting period. The Company bases its estimates on historical experience and on various other assumptions believed to be reasonable. Actual results could differ from those estimates and such differences could be material to the financial position and results of operations.

Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual of research and development expenses; the fair value of financial liabilities and valuation of deferred tax assets; and the fair value of equity instruments, equity-based instruments, and debt held at fair value.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents that are readily convertible to cash are stated at cost, which approximates market value. The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability accounts are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that are currently in effect. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Financial statement effects of uncertain tax positions are recognized when it is more likely than not, based on the technical merits of the position, that it will be sustained upon examination. Interest and penalties related to unrecognized tax benefits are included within the provision (benefit) for income tax. To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits.

In March 2020, the Families First Coronavirus Response Act (“FFCR Act”) and the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) were signed into law in response to the COVID-19 pandemic. The FFCR Act and CARES Act include provisions related to refundable payroll tax credits, deferment of employer side social security payments, and retroactively and temporarily (for taxable years beginning before January 1, 2021) suspending the application of the 80%-of-income limitation on the use of net operating losses, which was enacted as part of the Tax Cuts and Jobs Act of 2017. The CARES Act also provides that net operating losses arising in any taxable year beginning after December 31, 2017 and before January 1, 2021 are generally eligible to be carried back up to five years.

In June 2020, Assembly Bill 85 (“A.B. 85”) was signed into California law. A.B. 85 provides for a three-year suspension of the use of net operating losses for medium and large businesses and a three-year cap on the use of business incentive tax credits to offset no more than $5.0 million of tax per year. A.B. 85 suspends the use of net operating losses for taxable years 2020, 2021 and 2022 for certain taxpayers with taxable income of $1.0 million or more. The carryover period for any net operating losses that are suspended under this provision will be extended. A.B. 85 also requires that business incentive tax credits including carryovers may not reduce the applicable tax by more than $5.0 million for taxable years 2020, 2021 and 2022.

In December 2020, the Consolidated Appropriations Act, 2021 was signed into law. The provisions within the law include the extension and expansion of the CARES Act employee retention tax credit for the period from January 1, 2021 through June 30, 2021, including increasing the credit rate from 50 percent to 70 percent of qualified wages, and increasing the per-employee creditable wages limit from $10,000 per year to $10,000 for each quarter.

The enactment of the FFCR Act, CARES Act, A.B. 85, and Consolidated Appropriations Act, 2021, did not result in any material adjustments to the Company’s income tax provision for the years ended December 31, 2020 and 2021 or to the Company’s net deferred tax assets as of December 31, 2020 and 2021. Given the Company’s history of losses, the provisions of the FFCR Act, CARES Act, A.B. 85 and Consolidated Appropriations Act, 2021, did not have a material impact on the Company’s annual effective tax rate or financial statements in 2020 or 2021; however, the Company will continue to evaluate the impact of tax legislation and will update its disclosures as additional information and interpretive guidance become available.

Net Earnings per Share

Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share is computed using the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed using the sum of the weighted-average number of shares of common stock outstanding during the period and the effect of dilutive securities.

As the Company was in a net loss position for the years ended December 31, 2020 and 2021, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders because the effects of potentially dilutive securities are antidilutive.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Carrying amounts of certain of the Company’s financial instruments including, cash and cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued liabilities approximate fair value due to their relatively short maturities.

Recent Accounting Standards

Recently Adopted Accounting Pronouncements

In July 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-11 Earnings Per Share (Topic 260) Distinguishing Liabilities from Equity (Topic 480) Derivatives and Hedging (Topic 815) (“ASU 2017-11”), which changes the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. ASU 2017-11 also clarifies existing disclosure requirements for equity-classified instruments. As a result, a freestanding equity-linked financial instrument (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. For freestanding equity classified financial instruments, ASU 2017-11 requires entities that present earnings per share (“EPS”) in accordance with ASC Topic 260 to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common stockholders in basic EPS. ASU 2017-11 is effective for private entities for annual periods, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. The Company adopted this standard on January 1, 2020. The adoption did not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 amends existing fair value measurement disclosure requirements by adding, changing, or removing certain disclosures. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. ASU 2018-13 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. The Company adopted ASU 2018-13 on January 1, 2020. The adoption did not have a material impact on the Company’s consolidated financial statements.

Risks and Uncertainties

Risks and Uncertainties

The Company is subject to all of the risks inherent in an early-stage company developing new medical drugs. These risks include, but are not limited to, the need for substantial additional financing, limited management resources, dependence upon medical acceptance of the product in development, regulatory approvals, successful clinical trials, availability and willingness of patients to participate in human trials, and competition in the pharmaceutical industry. The Company’s operating results may be materially affected by the foregoing factors.

The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses, clinical trials and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain or treat COVID-19, as well as the economic impact on local, regional, national and international markets.

Concentration of Credit Risk and Off-balance Sheet Risk

Concentration of Credit Risk and Off-balance Sheet Risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents. Cash and cash equivalents are deposited in checking and money market accounts at one financial institution, which at times, may exceed federally insured limits. The Company’s investment policy includes guidelines regarding the quality of the financial institutions and financial instruments and defines allowable investments that the Company believes minimizes the exposure to concentration of credit risk. As of December 31, 2020 and 2021, the Company’s cash, cash equivalents, and restricted cash were held in financial institutions that management believes are creditworthy. The Company has not experienced any losses historically in these accounts and believes it is not exposed to significant credit risk in its cash and cash equivalents. The Company has no significant off-balance sheet concentrations of credit risk.

Restricted Cash

Restricted Cash

As of December 31, 2020 and 2021, the Company had restricted cash of $0.2 million. The restricted cash, which consists of a money market account with one of the Company’s financial institutions, serves as collateral for the letter of credit provided under the Company’s facility lease. As of December 31, 2020 and 2021, the restricted cash is classified in non-current assets as the facility lease to which it relates expires in May 2027.

Deferred Transaction Costs

Deferred Transaction Costs

The transaction between the Company and BAC (as described in Note 1) will be treated as a reverse recapitalization. Accordingly, the Company has concluded that any direct and incremental costs associated to the business combination, including legal costs and accounting would be deferred as assets and reclassified as a reduction to additional paid in capital in connection with the completion of the business combination. In the event the business combination is not consummated, deferred transaction costs will be expensed. Deferred transaction costs were $1.5 million recognized in other assets on the consolidated balance sheet as of December 31, 2021. There were no deferred transaction costs as of December 31, 2020.

Warrant Liability

Warrant Liability

The Company determined that certain of its outstanding common stock warrants issued in connection with the Company’s 2020 and 2021 bridge loan financing did not meet equity classification criteria as they can be settled in a variable number of shares with potentially no limit on the number of shares that can be issued. Accordingly, the warrants are recorded as liabilities on the consolidated balance sheet at their fair value and are subject to re-measurement at each balance sheet date, with any change in fair value recognized in the change in fair value of convertible notes, tranche obligation and warrant liability in the consolidated statement of operations and comprehensive loss. The Company will continue to remeasure the warrant liability until the earlier of their exercise or expiration, a change of control or the consummation of an initial public offering (“Initial Public Offering” or “IPO”) of the Company’s common stock. On expiration and if they are in-the-money, the warrants will automatically net exercise. Upon exercise, the related common stock warrant liability will be reclassified to equity at the fair value at the time of the reclassification.

As these warrants contain a variable share settlement feature with no limit, the Company has adopted a sequencing policy whereby it will settle its equity contracts with the earliest inception date or maturity date with its currently authorized and unissued common stock.

Fair Value of Financial Instruments

Fair Value Option

The senior convertible promissory notes issued in 2020 and 2021 (See Note 9 — Convertible Notes), for which the Company elected the fair value option, are accounted for at fair value on a recurring basis with changes in fair value recognized in the consolidated statements of operations and comprehensive loss. Interest accrued on the convertible notes is recorded to interest expense, net in the Company’s consolidated statements of operations and comprehensive loss.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, subject to adjustments for impairments, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the useful lives of the assets as follows:

Asset	Estimated useful life
Computer hardware and software	Three to five years
Manufacturing and laboratory equipment	Seven years
Office furniture and fixtures	Seven years
Leasehold improvements	Remaining lease term

Maintenance and repairs are charged to expense as incurred, and improvements are capitalized and depreciated through the life of the lease. When leasehold assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the consolidated balance sheet and any resulting gain or loss is reflected in the results from operations in the period realized.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews property and equipment for impairment whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amount to the future net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected discounted future net cash flows arising from the asset. There have been no such impairments of long-lived assets during the periods presented.

Issuance Costs Related to Equity and Debt

Issuance Costs Related to Equity and Debt

The Company allocates issuance costs between the individual freestanding instruments identified on the same basis as proceeds were allocated. Issuance costs associated with the issuance of stock or equity contracts (i.e., equity-classified warrants and convertible preferred stock) are recorded as a charge against the gross proceeds of the offering.

Issuance costs associated with the issuance of debt, for which the fair value option has not been elected, are capitalized and presented as a direct reduction of the carrying amount of the debt liability but limited to the notional value of the debt. The Company accounts for debt for which the fair value option has not been elected as liabilities measured at amortized cost and amortizes the resulting debt discount to interest expense using the effective interest method over the expected term of the debt. To the extent that the reduction from issuance costs of the carrying amount of the debt liability would reduce the carrying amount below zero, such excess is recorded as interest expense.

Issuance costs associated with the issuance of convertible notes for which the Company elected the fair value option are expensed through other income (expense), net in the consolidated statements of operations and comprehensive loss.

Operating Leases

Operating Leases

The Company has entered into a lease agreement for its laboratory and office facilities that is classified as an operating lease. Rent expense is recognized on a straight-line basis over the non-cancelable term of the Company’s operating lease and any rental income, earned from subletting its premises, is offset against the Company’s rent expense. Accordingly, the Company records the difference between cash rent payments and the recognition of rent expense as a deferred rent liability on the consolidated balance sheet.

Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the chief operating decision maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its chief executive officer. The Company has determined it operates in one segment.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive income (loss). The Company recognizes unrealized gains or losses on investments and foreign currency translation adjustments within other comprehensive income (loss).

Research and Development

Research and Development

Research and development expenses represent costs incurred on Company sponsored programs. These expenses include the salaries, benefits and stock-based compensation, third-party research and development expenses, consulting expenses, laboratory supplies, and certain allocated expenses, as well as amounts incurred under license agreements. Research and development costs are expensed as incurred.

Convertible Note Tranche Obligation

Convertible Note Tranche Obligation

The Company’s convertible notes issued in May and June 2021 included a tranche obligation that commits the Company to borrow an additional $4.0 million from the 2021 Convertible Notes investors under the same terms of the initial 2021 Convertible Notes issued, at the option of the issuer. No additional warrants are issuable upon the investors calling this tranche. The tranche obligation was determined to be a freestanding financial instrument that should be accounted for as a liability at fair value (Notes 3 and 9). The tranche obligation is remeasured at each reporting period with changes in the fair value recorded as a change in fair value of convertible notes, tranche obligation and warrant liability in the consolidated statements of operations and comprehensive loss.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes stock compensation based on the estimated fair value of share-based payment awards that are expected to vest. The Company’s determination of the fair value of stock options with time-based vesting on the date of grant utilizes the Black-Scholes option-pricing model.

The Company estimates the expected option lives using the simplified method, volatility using stock prices of peer companies, risk-free rates using the implied yield currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term, and dividend yield using the Company’s expectations and historical data. The fair value of each share-based payment is calculated based upon the Company’s common stock valuation on the date of the grant.

The Company uses the straight-line attribution method for recognizing compensation expense over the requisite service period, which is generally the vesting period of the award. Compensation expense is recognized on awards ultimately expected to vest. Forfeitures are recorded when they occur.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The assets and liabilities of the Company’s foreign subsidiary are translated from their respective functional currency into U.S. dollars at the rates in effect at the balance sheet date, and expense amounts are translated at average exchange rates that approximate those rates in effect during the period in which the underlying transactions occur. Foreign currency translation adjustments are recorded within accumulated other comprehensive income (loss) on the consolidated balance sheets. Gains and losses realized from foreign currency transactions, are included in other income (expense), net in the consolidated statements of operations and comprehensive loss.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an EGC or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). This ASU is aimed at making leasing activities more transparent and comparable, and requires substantially all leases be recognized by a lessee on their balance sheet as a right-of-use asset and corresponding lease liability, including leases currently accounted for as operating leases. ASU 2016-02 is effective for the Company beginning on January 1, 2022, with early adoption permitted. Additionally, the FASB issued ASU, No. 2018-11, Leases (Topic 842): Targeted Improvements, which offers an additional transition method whereby entities may apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings rather than application of the new leases standard at the beginning of the earliest period presented in the financial statements. The Company adopted this standard on January 1, 2022 and has performed an analysis on the impact of this standard. The Company does not expect that this standard will have a material impact on its results of operations or cash flows, but that it will have a material impact on the Company’s assets and liabilities as a result of the recognition of right-of-use assets and lease liabilities.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU 2019-12 will be effective for public entities for interim and annual periods beginning after December 15, 2020, with early adoption permitted. ASU 2019-12 is effective for the Company beginning on January 1, 2022, with early adoption permitted. The Company adopted this standard on January 1, 2022. The Company is currently assessing the impact the adoption of this standard will have on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by eliminating the requirement to separate embedded conversion features from the host contract when the conversion features are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital. By removing the separation model, a convertible debt instrument will be reported as a single liability instrument with no separate accounting for embedded conversion features. This new standard also removes certain settlement conditions that are required for contracts to qualify for equity classification and simplifies the diluted earnings per share calculations by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in diluted earnings per share calculations. This new standard will be effective for the Company on January 1, 2022. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The Company adopted this standard on January 1, 2022 and has performed an analysis on the impact of adopting this standard. The Company does not expect that this standard will have a material impact on the consolidated financial statements, as the Company’s convertible notes are either accounted for using the fair value option or do not have bifurcated conversion options. The Company also does not expect the adoption of this standard to impact its net loss per share.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. The amendments in ASU No. 2021-04 provide guidance to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in ASU No. 2021-04 are effective for all entities for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, including interim periods within those fiscal years. The Company adopted ASU 2021-04 and related updates on January 1, 2022. The Company performed an analysis on the impact of adopting this standard and does not expect that this standard will have a material impact on its consolidated financial statements.